THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
July 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%

	Shares	Value

COMMUNICATION SERVICES — 10.6%
Activision Blizzard	44,621	$3,687,033
Alphabet, Cl A *	2,368	3,523,465
AT&T	158,430	4,686,359
Liberty Broadband, Cl C *	27,470	3,770,807
Walt Disney *	28,578	3,341,911
		19,009,575

CONSUMER DISCRETIONARY — 4.3%
Home Depot	15,380	4,083,236
McDonald’s	18,574	3,608,557
		7,691,793

CONSUMER STAPLES — 9.0%
Church & Dwight	40,302	3,882,292
Colgate-Palmolive	59,066	4,559,895
Hormel Foods	65,327	3,322,531
PepsiCo	30,892	4,252,593
		16,017,311

ENERGY — 4.3%
Chevron	37,114	3,115,349
ConocoPhillips	62,607	2,340,876
EOG Resources	49,055	2,298,227
		7,754,452

FINANCIALS — 16.9%
American International Group	111,017	3,568,087
Assurant	32,705	3,514,806
Bank of America	146,596	3,647,309
Brookfield Asset Management, Cl A	95,619	3,091,362
Charles Schwab	97,091	3,218,567
Chubb	28,263	3,596,184
JPMorgan Chase	64,238	6,207,960
Wells Fargo	138,396	3,357,487
		30,201,762

HEALTH CARE — 16.6%
Abbott Laboratories	56,257	5,661,705
Becton Dickinson	17,204	4,840,173
CVS Health	89,212	5,615,003
Johnson & Johnson	37,380	5,448,509
Medtronic PLC	46,511	4,487,381
UnitedHealth Group	11,777	3,565,840
		29,618,611

INDUSTRIALS — 12.5%
Eaton PLC	39,622	3,689,997
Equifax	26,344	4,282,481
Fortive	50,360	3,534,768
Honeywell International	25,167	3,759,195
L3Harris Technologies	17,518	2,948,805
Union Pacific	23,643	4,098,514
		22,313,760

INFORMATION TECHNOLOGY — 14.0%
Apple	9,365	3,980,499
CACI International, Cl A *	14,219	2,954,992
Cisco Systems	118,460	5,579,466
Micron Technology *	39,301	1,967,212
Microsoft	17,372	3,561,434
Motorola Solutions	24,475	3,421,605

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Texas Instruments	27,626	$3,523,696
		24,988,904

REAL ESTATE — 4.3%
Prologis‡	37,521	3,955,464
Public Storage ‡	19,085	3,814,710
		7,770,174

UTILITIES — 6.3%
DTE Energy	33,102	3,827,584
Nextera Energy	13,112	3,680,538
WEC Energy Group	39,548	3,767,343
		11,275,465

Total Common Stock (Cost $135,026,431)		176,641,807

SHORT-TERM INVESTMENT — 1.2%

SEI Daily Income Trust, Government Fund, Cl F, 0.010% (A) (Cost $2,186,418)	2,186,418	2,186,418

Total Investments — 100.0% (Cost $137,212,849)		$178,828,225

Percentages are based on Net Assets of $178,777,311.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2020.

Cl — Class

PLC — Public Limited Company

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-007-2800

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD TOTAL RETURN FUND
July 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 41.7%

	Shares	Value
COMMUNICATION SERVICES — 4.3%
Alphabet, Cl A *	1,441	$2,144,136
Walt Disney *	12,918	1,510,631
		3,654,767

CONSUMER DISCRETIONARY — 5.3%
Amazon.com*	479	1,515,882
Home Depot	3,179	843,993
Lennar, Cl A	13,015	941,635
McDonald’s	5,798	1,126,435
		4,427,945

CONSUMER STAPLES — 3.4%
Colgate-Palmolive	14,323	1,105,736
McCormick	4,149	808,640
PepsiCo	6,634	913,236
		2,827,612

FINANCIALS — 4.2%
Bank of America	57,860	1,439,557
Chubb	5,018	638,490
JPMorgan Chase	10,123	978,287
Wells Fargo	21,433	519,964
		3,576,298

HEALTH CARE — 3.1%
Gilead Sciences	17,003	1,182,219
Johnson & Johnson	4,061	591,931
Medtronic PLC	8,665	835,999
		2,610,149

INDUSTRIALS — 0.9%
Honeywell International	5,220	779,711

INFORMATION TECHNOLOGY — 11.9%
Amphenol, Cl A	6,077	642,704
Apple	7,790	3,311,062
First Solar *	19,390	1,154,674
Microsoft	9,262	1,898,803
Motorola Solutions	3,567	498,667
PayPal Holdings *	12,647	2,479,697
		9,985,607

MATERIALS — 4.1%
Newmont	31,484	2,178,693
Sherwin-Williams	2,022	1,310,094
		3,488,787

REAL ESTATE — 2.7%
Alexandria Real Estate Equities	6,946	1,233,262
Public Storage	5,195	1,038,377
		2,271,639

UTILITIES — 1.8%
CMS Energy	10,471	672,029
WEC Energy Group	9,289	884,870
		1,556,899

Total Common Stock (Cost $30,123,940)		35,179,414

CONVERTIBLE BONDS — 27.6%

	Face Amount	Value

CONSUMER DISCRETIONARY — 2.7%
Dick’s Sporting Goods 3.250%, 04/15/25 (A)	$850,000	$1,278,987
National Vision Holdings 2.500%, 05/15/25 (A)	775,000	970,476
		2,249,463

HEALTH CARE — 5.4%
BioMarin Pharmaceutical 1.250%, 05/15/27 (A)	1,550,000	1,797,897
CONMED 2.625%, 02/01/24	700,000	794,823
Exact Sciences 0.375%, 03/15/27	1,000,000	1,099,021
Teladoc Health 1.375%, 05/15/25	200,000	882,793
		4,574,534

INDUSTRIALS — 1.8%
Lyft 1.500%, 05/15/25 (A)	810,000	866,308
Southwest Airlines 1.250%, 05/01/25	520,000	602,760
		1,469,068

INFORMATION TECHNOLOGY — 13.3%
Akamai Technologies 0.125%, 05/01/25	1,200,000	1,556,934
Atlassian 0.625%, 05/01/23	325,000	710,364
Cloudflare 0.750%, 05/15/25 (A)	395,000	527,078
Coupa Software 0.375%, 06/15/26 (A)	725,000	905,399
0.125%, 06/15/25	550,000	1,093,472
Datadog 0.125%, 06/15/25 (A)	700,000	883,691
J2 Global 1.750%, 11/01/26 (A)	1,022,000	775,496
MongoDB 0.250%, 01/15/26 (A)	1,000,000	1,294,464
Nice Systems 1.250%, 01/15/24	425,000	1,054,531
Splunk 1.125%, 06/15/27 (A)	1,100,000	1,244,974
Workday 0.250%, 10/01/22	875,000	1,176,554
		11,222,957

MATERIALS — 2.9%
Livent 4.125%, 07/15/25 (A)	960,000	966,462
SSR Mining 2.500%, 04/01/39	1,000,000	1,507,915
		2,474,377

UTILITIES — 1.5%
NextEra Energy Partners 1.500%, 09/15/20 (A)	1,100,000	1,289,507

Total Convertible Bonds (Cost $19,279,298)		23,279,906

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD TOTAL RETURN FUND
July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS —18.3%

	Face Amount	Value

CONSUMER DISCRETIONARY — 3.2%
Darden Restaurants 4.550%, 02/15/48	$690,000	$681,483
Ford Motor 9.000%, 04/22/25	1,000,000	1,178,125
Ford Motor Credit 5.125%, 06/16/25	185,000	197,223
4.271%, 01/09/27	485,000	492,420
Marriott International 4.625%, 06/15/30	167,000	178,986
		2,728,237

CONSUMER STAPLES — 0.1%
PepsiCo 2.750%, 03/19/30	67,000	76,476

FINANCIALS — 7.4%
Apollo Management Holdings 2.650%, 06/05/30 (A)	446,000	452,112
Ares Capital 3.875%, 01/15/26	1,625,000	1,647,525
Bank of America MTN 4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/29	470,000	559,745
Bank of New York Mellon MTN 1.600%, 04/24/25	1,000,000	1,046,055
HSBC Holdings PLC 2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/26	208,000	212,909
KKR Group Finance VI 3.750%, 07/01/29 (A)	345,000	400,080
Northern Trust 3.150%, 05/03/29	800,000	930,019
Truist Financial MTN 2.500%, 08/01/24	400,000	428,444
USAA Capital 2.125%, 05/01/30 (A)	500,000	536,667
		6,213,556

HEALTH CARE — 2.6%
Bristol-Myers Squibb 3.200%, 06/15/26	800,000	908,611
CVS Health 2.125%, 06/01/21	1,000,000	1,012,873
Takeda Pharmaceutical 3.175%, 07/09/50	216,000	236,519
		2,158,003

INDUSTRIALS — 1.5%
AP Moller - Maersk 4.500%, 06/20/29 (A)	600,000	666,104
Delta Air Lines 7.375%, 01/15/26	195,000	193,307
Southwest Airlines 5.250%, 05/04/25	422,000	449,583
		1,308,994

INFORMATION TECHNOLOGY — 0.8%
Oracle 2.500%, 04/01/25	600,000	648,990

MATERIALS — 1.0%
Cabot 4.000%, 07/01/29	395,000	422,190

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — continued
FMC 4.500%, 10/01/49	$366,000	$465,126
		887,316

REAL ESTATE — 1.7%
Iron Mountain 5.000%, 07/15/28 (A)	730,000	755,550
Service Properties Trust 5.000%, 08/15/22	516,000	509,463
Simon Property Group LP 3.800%, 07/15/50	148,000	161,416
		1,426,429

Total Corporate Obligations (Cost $14,538,872)		15,448,001

U.S. TREASURY OBLIGATIONS —3.5%
U.S. Treasury Notes 1.750%, 07/31/24	455,000	483,580
0.500%, 03/31/25	1,200,000	1,216,641
0.250%, 04/15/23	1,200,000	1,204,359
		2,904,580

Total U.S. Treasury Obligations (Cost $2,860,052)		2,904,580

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.2%
FHLMC 3.000%, 04/01/50	1,743,825	1,846,240

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $1,842,460)		1,846,240

PREFERRED STOCK —2.1%

	Shares

COMMUNICATION SERVICES — 0.4%
2020 Cash Mandatory Exchangeable Trust, 5.250%	350	363,821

HEALTH CARE — 1.0%
Boston Scientific, 5.500%	7,310	820,840

INDUSTRIALS — 0.7%
Stanley Black & Decker, 10.000% *	505	595,900

Total Preferred Stock (Cost $1,613,540)		1,780,561

CONVERTIBLE PREFERRED STOCK — 2.1%

INFORMATION TECHNOLOGY — 1.0%
Broadcom, 8.000% *	712	812,328

UTILITIES — 1.1%
NextEra Energy, 4.872% *	16,605	916,762

Total Convertible Preferred Stock (Cost $1,642,333)		1,729,090

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD TOTAL RETURN
July 31, 2020 (Unaudited)

SHORT-TERM INVESTMENT — 2.2%

	Shares	Value
SEI Daily Income Trust, Government Fund, Cl F, 0.010% (B) (Cost $1,859,175)	1,859,175	$1,859,175

Total Investments — 99.7% (Cost $73,759,670)		$84,026,967

Percentages are based on Net Assets of $84,271,196.

*	Non-income producing security.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2020 was $15,611,252 and represents 18.5% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2020.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2020 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$35,179,414	$—	$—	$35,179,414
Convertible Bonds	—	23,279,906	—	23,279,906
Corporate Obligations	—	15,448,001	—	15,448,001
U.S. Treasury Obligations	—	2,904,580	—	2,904,580
U.S. Government Agency Mortgage- Backed Obligations	—	1,846,240	—	1,846,240
Preferred Stock	—	1,780,561	—	1,780,561
Convertible Preferred Stock	1,729,090	—	—	1,729,090
Short-Term Investment	1,859,175	—	—	1,859,175

Total Investments in Securities	$38,767,679	$45,259,288	$—	$84,026,967

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of invest-

ments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-2000

3

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
July 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%

	Shares	Value

COMMUNICATION SERVICES — 1.3%
Cable One	1,214	$2,212,588

CONSUMER DISCRETIONARY — 9.0%
1-800-Flowers.com, Cl A *	71,380	2,016,485
Bloomin’ Brands *	151,791	1,748,633
Carter’s*	38,364	3,020,014
Columbia Sportswear *	21,500	1,630,560
Papa John’s International	27,687	2,621,128
Sonic Automotive, Cl A	58,236	2,219,956
Williams-Sonoma	19,445	1,694,049
		14,950,825

CONSUMER STAPLES — 6.3%
BJ’s Wholesale Club Holdings *	61,426	2,460,111
J & J Snack Foods	27,038	3,329,189
Lamb Weston Holdings	21,700	1,303,736
Nomad Foods *	144,425	3,330,440
		10,423,476

ENERGY — 2.3%
Parsley Energy, Cl A	188,061	2,064,910
WPX Energy *	304,171	1,815,901
		3,880,811

FINANCIALS — 22.9%
Ares Management, Cl A	83,170	3,321,810
Argo Group International Holdings	73,165	2,451,759
Assurant	34,790	3,738,881
BOK Financial	40,458	2,253,510
Everest Re Group	10,530	2,303,859
First Hawaiian	193,840	3,368,939
Houlihan Lokey, Cl A	60,949	3,340,005
MGIC Investment	296,580	2,452,717
Moelis, Cl A	55,400	1,650,366
South State	68,553	3,267,236
TCF Financial	120,920	3,324,091
Washington Federal	141,780	3,309,145
White Mountains Insurance Group	3,770	3,318,090
		38,100,408

HEALTH CARE — 7.4%
Envista Holdings *	86,166	1,884,450
Hill-Rom Holdings	14,203	1,380,816
Integra LifeSciences Holdings *	29,265	1,397,404
Merit Medical Systems *	56,635	2,532,717
PerkinElmer	21,023	2,499,845
STERIS PLC	15,770	2,517,365
		12,212,597

INDUSTRIALS — 12.8%
BMC Stock Holdings *	60,815	1,556,864
Curtiss-Wright	35,030	3,121,873
Hubbell, Cl B	26,035	3,513,944
Huntington Ingalls Industries	13,494	2,344,043
IAA*	80,270	3,479,705
KAR Auction Services *	180,840	2,736,109
Pentair PLC	62,830	2,692,265
Woodward	24,435	1,831,159
		21,275,962

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 8.0%
Amdocs	39,185	$2,433,389
Booz Allen Hamilton Holding, Cl A	22,842	1,867,562
CACI International, Cl A *	13,599	2,826,144
Genpact	44,716	1,780,591
Monolithic Power Systems	6,782	1,797,298
Viavi Solutions *	188,425	2,605,918
		13,310,902

MATERIALS — 8.2%
Albemarle	42,008	3,463,980
Eagle Materials *	33,960	2,724,611
Huntsman	176,690	3,268,765
RPM International	22,075	1,801,099
Westrock	85,035	2,284,040
		13,542,495

REAL ESTATE — 13.2%
Alexander & Baldwin * ‡	131,743	1,557,202
Americold Realty Trust ‡	82,261	3,319,231
Brandywine Realty Trust ‡	138,900	1,504,287
First Industrial Realty Trust ‡	80,375	3,530,070
Hudson Pacific Properties ‡	126,655	2,985,258
National Storage Affiliates Trust ‡	53,147	1,637,991
Physicians Realty Trust ‡	224,117	4,043,071
STAG Industrial ‡	101,890	3,321,614
		21,898,724

UTILITIES — 7.4%
Alliant Energy	90,465	4,871,540
Avista	67,895	2,520,941
IDACORP	52,995	4,941,784
		12,334,265

Total Common Stock (Cost $148,475,897)		164,143,053

SHORT-TERM INVESTMENT — 0.8%

SEI Daily Income Trust, Government Fund, Cl F, 0.010% (A) (Cost $1,262,838)	1,262,838	1,262,838

Total Investments — 99.6% (Cost $149,738,735)		$165,405,891

Percentages are based upon Net Assets of $166,050,001.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2020.

Cl — Class

PLC — Public Limited Company

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020 , there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-2800

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP FUND
July 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%

	Shares	Value

CONSUMER DISCRETIONARY — 12.3%
1-800-Flowers.com, Cl A *	245,812	$6,944,189
Bloomin’ Brands *	779,325	8,977,824
Century Communities *	263,701	9,393,029
Installed Building Products *	60,335	4,773,102
Monro	161,305	9,081,472
Oxford Industries	195,006	8,373,558
Papa John’s International	94,688	8,964,113
		56,507,287

CONSUMER STAPLES — 8.1%
BJ’s Wholesale Club Holdings *	230,769	9,242,298
Central Garden & Pet, Cl A *	272,594	9,445,382
Hostess Brands, Cl A *	732,995	9,294,376
J & J Snack Foods	72,428	8,918,060
		36,900,116

ENERGY — 1.0%
PDC Energy *	316,006	4,506,246

FINANCIALS — 22.6%
Argo Group International Holdings	276,807	9,275,802
BRP Group, Cl A *	265,083	4,625,698
Columbia Banking System	186,922	5,407,654
Great Western Bancorp	648,820	8,434,660
Hilltop Holdings	475,728	9,262,424
Houlihan Lokey, Cl A	85,234	4,670,823
International Bancshares	140,795	4,282,984
James River Group Holdings	198,596	9,198,967
Mercury General	105,391	4,522,328
Moelis, Cl A	310,918	9,262,247
Provident Financial Services	318,653	4,349,614
Renasant	382,438	8,884,035
Sandy Spring Bancorp	364,619	8,429,991
Trustmark	183,193	4,125,506
Washington Federal	372,456	8,693,123
		103,425,856

HEALTH CARE — 8.9%
CONMED	110,159	9,092,524
Magellan Health *	120,580	8,943,419
Merit Medical Systems *	203,308	9,091,934
Omnicell*	126,375	8,882,899
Patterson	175,426	4,659,314
		40,670,090

INDUSTRIALS — 15.6%
Alamo Group	45,732	4,715,426
Altra Industrial Motion	257,761	8,823,159
Columbus McKinnon	143,243	4,745,641
Comfort Systems USA	186,643	9,278,024
Federal Signal	300,516	9,288,950
Kaman	208,008	8,214,236
Knoll	689,980	8,079,666
UFP Industries	158,390	9,221,466
UniFirst	49,678	9,263,953
		71,630,521

INFORMATION TECHNOLOGY — 8.8%
Amkor Technology *	386,302	5,251,776
Lattice Semiconductor *	302,329	9,399,408
Novanta*	70,622	7,322,089

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Repay Holdings, Cl A *	414,658	$9,176,382
Viavi Solutions *	648,196	8,964,551
		40,114,206

MATERIALS — 3.5%
Avient	189,359	4,525,680
Innospec	113,213	8,510,221
Stepan	25,475	2,781,870
		15,817,771

REAL ESTATE — 9.2%
Columbia Property Trust ‡	620,033	7,415,594
Easterly Government Properties ‡	384,814	9,408,702
National Storage Affiliates Trust ‡	301,618	9,295,867
PotlatchDeltic‡	164,873	7,058,213
Summit Hotel Properties *‡	728,248	3,772,325
Terreno Realty ‡	82,695	5,024,548
		41,975,249

UTILITIES — 7.8%
Avista	248,930	9,242,771
NorthWestern	164,384	9,248,244
PNM Resources	234,954	9,922,107
South Jersey Industries	322,653	7,527,494
		35,940,616

Total Common Stock (Cost $414,521,337)		447,487,958

SHORT-TERM INVESTMENT — 2.5%

SEI Daily Income Trust, Government Fund, Cl F, 0.010% (A) (Cost $11,489,122)	11,489,122	11,489,122
Total Investments — 100.3% (Cost $426,010,459)		$458,977,080

Percentages are based upon Net Assets of $457,505,920.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2020.

Cl — Class

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-009-2800

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
July 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 41.9%

	Shares	Value

COMMUNICATION SERVICES — 4.9%
Alphabet, Cl C *	5,458	$8,093,996
AT&T	286,152	8,464,376
Electronic Arts *	58,502	8,285,053
T-Mobile US *	93,573	10,047,869
		34,891,294

CONSUMER DISCRETIONARY — 6.8%
Alibaba Group Holding ADR *	21,272	5,339,697
Amazon.com*	2,741	8,674,388
Home Depot	42,689	11,333,503
Lennar, Cl A	116,587	8,435,070
McDonald’s	34,909	6,782,121
Toll Brothers	197,426	7,541,673
		48,106,452

CONSUMER STAPLES — 2.6%
Colgate-Palmolive	114,272	8,821,798
PepsiCo	70,388	9,689,612
		18,511,410

ENERGY — 1.3%
Chevron	65,146	5,468,355
Energy Transfer (A)	281,303	1,842,535
Enterprise Products Partners LP (A)	97,611	1,717,953
		9,028,843

FINANCIALS — 4.9%
Annaly Capital Management ‡	1,093,794	8,105,014
Bank of America	233,459	5,808,460
Chubb	45,815	5,829,501
JPMorgan Chase	79,672	7,699,502
Truist Financial	198,288	7,427,868
		34,870,345

HEALTH CARE — 5.0%
Becton Dickinson	29,198	8,214,565
Gilead Sciences	113,423	7,886,301
Medtronic PLC	90,292	8,711,372
Zimmer Biomet Holdings	80,493	10,855,286
		35,667,524

INDUSTRIALS — 2.7%
Honeywell International	52,053	7,775,157
Norfolk Southern	26,531	5,099,524
Republic Services, Cl A	74,601	6,508,937
		19,383,618

INFORMATION TECHNOLOGY — 7.1%
Apple	34,156	14,517,666
Cisco Systems	237,324	11,177,960
Microchip Technology	37,289	3,793,410
Microsoft	67,505	13,839,200
Visa, Cl A	39,567	7,533,557
		50,861,793

MATERIALS — 3.8%
Albemarle	61,128	5,040,615
Barrick Gold	749,877	21,678,944
		26,719,559

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — 2.8%
Alexandria Real Estate Equities ‡	31,157	$5,531,925
Physicians Realty Trust ‡	405,366	7,312,803
Public Storage ‡	35,977	7,191,083
		20,035,811

Total Common Stock (Cost $244,088,117)		298,076,649

CORPORATE OBLIGATIONS —30.9%

	Face Amount

COMMUNICATION SERVICES — 2.2%
AT&T 3.300%, 02/01/52	$815,000	842,826
Charter Communications Operating 3.700%, 04/01/51	6,700,000	7,029,500
Vodafone Group PLC 4.875%, 06/19/49	5,775,000	7,537,474
		15,409,800

CONSUMER DISCRETIONARY — 6.3%
Anheuser-Busch InBev Worldwide 5.550%, 01/23/49	5,025,000	7,063,267
Carnival 11.500%, 04/01/23 (B)	235,000	255,563
Dollar General 3.500%, 04/03/30	6,542,000	7,558,639
Ford Motor 8.500%, 04/21/23	425,000	471,750
Ford Motor Credit 4.271%, 01/09/27	10,215,000	10,371,289
Home Depot 2.950%, 06/15/29	7,844,000	9,006,992
Marriott International 4.625%, 06/15/30	1,623,000	1,739,485
Ross Stores 4.600%, 04/15/25	6,245,000	7,187,407
Whirlpool 4.600%, 05/15/50	1,211,000	1,517,789
		45,172,181

ENERGY — 0.8%
BP Capital Markets America 3.543%, 04/06/27	4,269,000	4,845,451
Transcontinental Gas Pipe Line 3.250%, 05/15/30 (B)	915,000	998,452
		5,843,903

FINANCIALS — 8.7%
Apollo Management Holdings 2.650%, 06/05/30 (B)	4,140,000	4,196,737
Bank of America MTN 2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/25	5,391,000	5,720,904
Capital One Financial 2.600%, 05/11/23	1,260,000	1,322,029
Charles Schwab 5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971%, 09/01/68	826,000	904,470
Citigroup 5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/29/49	4,910,000	5,143,888

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
July 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Goldman Sachs Group 4.370%, VAR ICE LIBOR USD 3 Month+3.922%, 11/10/68	$6,923,000	$6,723,964
HSBC Holdings PLC 2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/26	1,999,000	2,046,180
Morgan Stanley 3.885%, VAR ICE LIBOR USD 3 Month+3.610%, 07/15/69	5,472,000	5,143,680
National Securities Clearing 1.200%, 04/23/23 (B)	4,638,000	4,731,317
Nomura Holdings 2.679%, 07/16/30	250,000	258,891
Truist Financial MTN 5.050%, VAR ICE LIBOR USD 3 Month+3.102%, 06/15/69 2.500%, 08/01/24	5,627,000 13,500,000	5,197,571 14,459,997
US Bancorp 5.125%, VAR ICE LIBOR USD 3 Month+3.486%, 01/15/69 1.375%, 07/22/30	3,357,000 2,061,000	3,336,355 2,087,468
USAA Capital 1.500%, 05/01/23 (B)	461,000	474,865
		61,748,316

HEALTH CARE — 2.6%
Amgen 3.150%, 02/21/40	8,608,000	9,719,846
Bristol-Myers Squibb 3.200%, 06/15/26	5,776,000	6,560,168
Takeda Pharmaceutical 3.175%, 07/09/50	1,883,000	2,061,876
		18,341,890

INDUSTRIALS — 3.2%
AerCap Ireland Capital DAC 6.500%, 07/15/25	1,184,000	1,270,550
Delta Air Lines 7.375%, 01/15/26	1,035,000	1,026,016
GE Capital Funding 3.450%, 05/15/25 (B)	6,863,000	7,241,326
Southwest Airlines 5.250%, 05/04/25	3,617,000	3,853,415
Waste Management 4.150%, 07/15/49	7,117,000	9,483,599
		22,874,906

INFORMATION TECHNOLOGY — 6.1%
Citrix Systems 3.300%, 03/01/30	16,800,000	18,221,026
Dell International 8.350%, 07/15/46 (B)	8,165,000	11,378,693
International Business Machines 3.500%, 05/15/29	7,331,000	8,621,102
Microchip Technology 2.670%, 09/01/23 (B)	1,299,000	1,344,785
VMware 4.700%, 05/15/30	2,988,000	3,506,573
		43,072,179

MATERIALS — 0.7%
FMC 4.500%, 10/01/49	3,832,000	4,869,846

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

REAL ESTATE — 0.3%
Realty Income 3.250%, 01/15/31	$205,000	$230,024
Simon Property Group LP 3.800%, 07/15/50	1,892,000	2,063,505
		2,293,529

Total Corporate Obligations (Cost $202,220,193)		219,626,550

U.S. TREASURY OBLIGATIONS —10.5%

U.S. Treasury Bond 1.250%, 05/15/50	9,500,000	9,625,058
U.S. Treasury Inflation Indexed Bonds 0.875%, 01/15/29 0.250%, 07/15/29 0.125%, 07/15/24	17,267,047 16,077,694 12,471,690	20,116,444 17,998,184 13,181,898
		51,296,526

U.S. Treasury Note 0.375%, 04/30/25	13,600,000	13,709,969

Total U.S. Treasury Obligations (Cost $69,535,546)		74,631,553

PREFERRED STOCK — 6.0%

	Shares

COMMUNICATION SERVICES — 1.0%
2020 Cash Mandatory Exchangeable Trust, 5.250%	2,960	3,076,890
2020 Mandatory Exchangeable Trust, 6.500%*	3,265	4,116,512
		7,193,402

FINANCIALS — 2.4%
PNC Financial Services Group, Ser Q, 5.375%	188,468	4,773,895
US Bancorp, Ser B, 3.500% , VAR ICE LIBOR USD 3 Month+0.600%	314,947	6,802,855
Wells Fargo, 5.850% , VAR ICE LIBOR USD 3 Month+3.090%	220,371	5,559,960
		17,136,710

HEALTH CARE — 1.1%
Boston Scientific, 5.500%	66,000	7,411,140

INDUSTRIALS — 0.5%
Stanley Black & Decker, 10.000% *	3,260	3,846,800

UTILITIES — 1.0%
Southern, 4.950%	277,045	7,258,579

Total Preferred Stock (Cost $39,466,998)		42,846,631

CONVERTIBLE BONDS —5.9%

	Face Amount

CONSUMER DISCRETIONARY — 1.0%
Dick’s Sporting Goods 3.250%, 04/15/25 (B)	$4,470,000	6,725,964

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
July 31, 2020 (Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value

ENERGY — 0.6%
Equities 1.750%, 05/01/26 (B)	$3,750,000	$4,514,762

HEALTH CARE — 2.1%
BioMarin Pharmaceutical 1.250%, 05/15/27 (B)	6,720,000	7,794,753
Exact Sciences 0.375%, 03/15/27	6,270,000	6,890,862
		14,685,615

INDUSTRIALS — 0.5%
Southwest Airlines 1.250%, 05/01/25	3,205,000	3,715,086

INFORMATION TECHNOLOGY — 1.7%
Akamai Technologies 0.125%, 05/01/25	5,514,000	7,154,111
Splunk 1.125%, 06/15/27 (B)	4,200,000	4,753,536
		11,907,647

Total Convertible Bonds (Cost $35,007,718)		41,549,074

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS —2.6%

FHLMC 3.000%, 03/01/50 3.000%, 04/01/50	4,845,315 7,227,186	5,129,880 7,651,638
FNMA 3.500%, 07/01/49	5,628,594	5,926,473
		18,707,991

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $18,189,141)		18,707,991

CONVERTIBLE PREFERRED STOCK — 1.1%

	Shares

UTILITIES — 1.1%
NextEra Energy, 4.872% *	141,820	7,829,882

Total Convertible Preferred Stock (Cost $7,127,660)		7,829,882

SHORT-TERM INVESTMENT — 0.9%

SEI Daily Income Trust, Government Fund, Cl F, 0.010% (C) (Cost $5,937,385)	5,937,385	5,937,385

Total Investments — 99.8% (Cost $621,572,758)		$709,205,715

Percentages are based upon Net Assets of $710,821,026.

*	Non-income producing security.
(A)	Security is a Master Limited Partnership. At July 31, 2020, such securities amounted to $3,560,488, or 0.5% of the net assets of the Fund.
(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2020 was $54,410,753 and represents 7.7% of Net Assets.

(C)	The rate reported is the 7-day effective yield as of July 31, 2020.

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2020 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$298,076,649	$—	$—	$298,076,649
Corporate Obligations	—	219,626,550	—	219,626,550
U.S. Treasury Obligations	—	74,631,553	—	74,631,553
Preferred Stock	17,136,710	25,709,921	—	42,846,631
Convertible Bonds	—	41,549,074	—	41,549,074
U.S. Government Agency Mortgage- Backed Obligations	—	18,707,991	—	18,707,991
Convertible Preferred Stock	7,829,882	—	—	7,829,882
Short-Term Investment	5,937,385	—	—	5,937,385

Total Investments in Securities	$328,980,626	$380,225,089	$—	$709,205,715

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-2700

3

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD HIGH INCOME FUND
JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS —63.2%

	Face Amount	Value
COMMUNICATION SERVICES — 4.2%
CCO Holdings 5.000%, 02/01/28 (A)	$1,260,000	$1,335,600
CenturyLink 5.800%, 03/15/22	245,000	256,638
CSC Holdings 5.875%, 09/15/22	225,000	242,370
Zayo Group Holdings 4.000%, 03/01/27 (A)	1,215,000	1,217,685
		3,052,293

CONSUMER DISCRETIONARY — 14.2%
Colt Merger Sub 6.250%, 07/01/25 (A)	1,100,000	1,147,438
Darden Restaurants 4.550%, 02/15/48	790,000	780,249
Dollar General 3.500%, 04/03/30	690,000	797,227
ESH Hospitality 5.250%, 05/01/25 (A)	260,000	265,595
Ford Motor Credit 5.125%, 06/16/25 4.271%, 01/09/27	200,000 1,000,000	213,214 1,015,300
G-III Apparel Group 7.875%, 08/15/25 (A)	500,000	504,225
Hyatt Hotels 5.750%, 04/23/30	750,000	854,036
Macy’s 8.375%, 06/15/25 (A)	1,275,000	1,331,636
MGM Resorts International 6.000%, 03/15/23	330,000	344,850
New Albertsons 7.750%, 06/15/26	410,000	455,612
Royal Caribbean Cruises 9.125%, 06/15/23 (A) 5.250%, 11/15/22	1,900,000 450,000	1,942,750 382,500
Wynn Las Vegas 4.250%, 05/30/23 (A)	280,000	262,156
		10,296,788

CONSUMER STAPLES — 5.3%
Albertsons 6.625%, 06/15/24	345,000	359,007
B&G Foods 5.250%, 09/15/27	1,260,000	1,339,430
Keurig Dr Pepper 3.200%, 05/01/30	607,000	689,029
Performance Food Group 5.500%, 06/01/24 (A)	390,000	393,412
Pilgrim’s Pride 5.750%, 03/15/25 (A)	345,000	353,625
Vector Group 6.125%, 02/01/25 (A)	725,000	720,469
		3,854,972

ENERGY — 5.3%
Crestwood Midstream Partners 6.250%, 04/01/23	200,000	193,500
Equities 7.875%, 02/01/25	1,350,000	1,479,937
Plains All American Pipeline 3.800%, 09/15/30	475,000	475,575
Summit Midstream Holdings 5.750%, 04/15/25 5.500%, 08/15/22	850,000 500,000	416,500 325,000

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
WPX Energy 5.875%, 06/15/28	$900,000	$921,942
		3,812,454

FINANCIALS — 6.1%
Ameriprise Financial 3.000%, 04/02/25	545,000	596,004
Apollo Management Holdings 2.650%, 06/05/30 (A)	433,000	438,934
Ares Capital 3.875%, 01/15/26	2,125,000	2,154,456
Bank of America MTN 4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/29	605,000	720,522
Donnelley Financial Solutions 8.250%, 10/15/24	140,000	141,400
HSBC Holdings PLC 4.950%, 03/31/30	300,000	367,225
		4,418,541

HEALTH CARE — 5.2%
Amgen 3.150%, 02/21/40 2.450%, 02/21/30	823,000 760,000	929,302 819,360
CHS 6.625%, 02/15/25 (A)	1,750,000	1,768,025
Takeda Pharmaceutical 3.175%, 07/09/50	243,000	266,084
		3,782,771

INDUSTRIALS — 2.6%
AerCap Ireland Capital DAC 6.500%, 07/15/25	700,000	751,170
Delta Air Lines 7.375%, 01/15/26	340,000	337,049
Southwest Airlines 5.250%, 05/04/25	708,000	754,276
		1,842,495

INFORMATION TECHNOLOGY — 11.7%
Citrix Systems 3.300%, 03/01/30	825,000	894,782
CommScope 6.000%, 03/01/26 (A)	1,190,000	1,269,575
Dell 7.100%, 04/15/28	640,000	771,200
Dell International 8.350%, 07/15/46 (A)	1,150,000	1,602,633
Oracle 2.950%, 04/01/30	1,425,000	1,623,439
Sotheby’s 7.375%, 10/15/27 (A)	1,225,000	1,237,250
VMware 4.650%, 05/15/27	957,000	1,095,513
		8,494,392

MATERIALS — 2.3%
Axalta Coating Systems 4.750%, 06/15/27 (A)	700,000	733,250
Cleveland-Cliffs 6.750%, 03/15/26 (A)	250,000	251,250
Crown Americas 4.500%, 01/15/23	195,000	205,826
Kraton Polymers 7.000%, 04/15/25 (A)	325,000	336,375

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD HIGH INCOME FUND
JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued
OI European Group BV 4.000%, 03/15/23 (A)	$165,000	$166,238
		1,692,939

REAL ESTATE — 4.8%
Brixmor Operating Partnership 4.050%, 07/01/30	475,000	500,061
GEO Group 5.125%, 04/01/23	890,000	758,725
HAT Holdings I 5.250%, 07/15/24 (A)	175,000	182,328
Iron Mountain 5.000%, 07/15/28 (A)	1,020,000	1,055,700
Service Properties Trust 7.500%, 09/15/25	750,000	795,310
Simon Property Group LP 3.800%, 07/15/50	196,000	213,767
		3,505,891

UTILITIES — 1.5%
TerraForm Power Operating 4.750%, 01/15/30 (A)	1,005,000	1,087,913

Total Corporate Obligations (Cost $44,385,355)		45,841,449

COMMON STOCK — 19.4%

	Shares
COMMUNICATION SERVICES — 3.6%
Activision Blizzard	12,878	1,064,109
Alphabet, Cl A*	496	738,023
AT&T	27,034	799,666
		2,601,798

CONSUMER DISCRETIONARY — 3.5%
Amazon.com*	356	1,126,626
Lennar, Cl A	11,460	829,131
TJX*	11,480	596,845
		2,552,602

CONSUMER STAPLES — 1.3%
Philip Morris International	12,605	968,190

ENERGY — 1.4%
Chevron	1,925	161,584
Energy Transfer (B)	51,350	336,343
Enterprise Products Partners LP (B)	9,988	175,789
EOG Resources	6,457	302,510
		976,226

FINANCIALS — 0.8%
Moelis, Cl A	19,855	591,481

HEALTH CARE — 2.0%
Elanco Animal Health*	37,783	892,812
Gilead Sciences	7,872	547,340
		1,440,152

INDUSTRIALS — 0.6%
Fluor*	39,476	402,261

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 4.4%
Amkor Technology*	54,613	$742,464
Apple	2,473	1,051,124
NVIDIA	3,291	1,397,326
		3,190,914

MATERIALS — 1.8%
Albemarle	3,777	311,451
Barrick Gold	34,452	996,007
		1,307,458

Total Common Stock (Cost $13,015,117)		14,031,082

CONVERTIBLE BONDS —7.5%

	Face Amount
CONSUMER DISCRETIONARY — 1.8%
Liberty Media 2.750%, 12/01/49 (A)	$955,000	911,189
Penn National Gaming 2.750%, 05/15/26	250,000	412,656
		1,323,845

FINANCIALS — 3.3%
Apollo Commercial Real Estate Finance 5.375%, 10/15/23	1,400,000	1,173,177
Arbor Realty Trust 4.750%, 11/01/22 (A)	950,000	885,300
Western Asset Mortgage Capital 6.750%, 10/01/22	500,000	370,200
		2,428,677

HEALTH CARE — 1.1%
BioMarin Pharmaceutical 1.250%, 05/15/27 (A)	700,000	811,953

INFORMATION TECHNOLOGY — 0.7%
Cree 1.750%, 05/01/26 (A)	300,000	483,563

REAL ESTATE — 0.6%
Colony Capital Operating 5.750%, 07/15/25 (A)	360,000	416,167

Total Convertible Bonds (Cost $5,290,811)		5,464,205

U.S. TREASURY OBLIGATIONS —5.3%

U.S. Treasury Bond 3.000%, 02/15/49	715,000	1,031,499
U.S. Treasury Notes 2.625%, 02/15/29 2.375%, 05/15/29 1.500%, 10/31/21 1.500%, 10/31/24	550,000 540,000 715,000 750,000	648,828 627,687 727,010 791,807
		2,795,332

Total U.S. Treasury Obligations (Cost $3,453,179)		3,826,831

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD HIGH INCOME FUND
JULY 31, 2020 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 3.2%

	Face Amount	Value
FHLMC 3.500%, 08/01/49 3.000%, 03/01/50	$876,429 826,554	$923,070 875,097
FNMA 3.000%, 05/01/50	492,283	521,194
		2,319,361

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $2,271,176)		2,319,361

PREFERRED STOCK — 0.2%

	Shares
COMMUNICATION SERVICES — 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.250%	105	109,146

Total Preferred Stock (Cost $105,000)		109,146

SHORT-TERM INVESTMENT — 0.5%

SEI Daily Income Trust, Government Fund, Cl F, 0.010% (C) (Cost $389,310)	389,310	389,310

Total Investments — 99.3% (Cost $68,909,948)		$71,981,384

Percentages are based upon Net Assets of $72,481,804.

*	Non-income producing security.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2020 was $23,112,234 and represents 31.9% of Net Assets.

(B)	Security is a Master Limited Partnership. At July 31, 2020, such securities amounted to $512,131, or 0.7% of the net assets of the Fund (See Note 2).
(C)	The rate reported is the 7-day effective yield as of July 31, 2020.

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2020 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$45,841,449	$—	$45,841,449
Common Stock	14,031,082	—	—	14,031,082
Convertible Bonds	—	5,464,205	—	5,464,205
U.S. Treasury Obligations	—	3,826,831	—	3,826,831
U.S. Government Agency Mortgage- Backed Obligations	—	2,319,361	—	2,319,361
Preferred Stock	—	109,146	—	109,146
Short-Term Investment	389,310	—	—	389,310

Total Investments in Securities	$14,420,392	$57,560,992	$—	$71,981,384

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-012-1800

3

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
July 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS — 72.6%

	Face Amount		Value
AUSTRIA — 1.0%
ams 0.875%, 09/28/22		$1,000,000	$880,000

BELGIUM — 0.4%
Bekaert 4.504%, 06/09/21 (A)	EUR	300,000	339,480

CHINA — 22.8%
Angang Steel 6.685%, 05/25/23 (A)	HKD	15,000,000	1,907,010
Bilibili 1.250%, 06/15/27 (B)		$2,000,000	2,461,293
China Evergrande Group 4.250%, 02/14/23	HKD	5,000,000	622,397
CRRC 3.070%, 02/05/21 (A)		$1,500,000	1,473,750
Harvest International 1.115%, 11/21/22 (A)	HKD	16,000,000	2,190,883
Huazhu Group 3.000%, 05/01/26 (B)		$1,785,000	1,872,931
JOYY 1.375%, 06/15/26		1,600,000	1,699,000
Lenovo Group 3.375%, 01/24/24		1,400,000	1,433,255
Luye Pharma Group 1.500%, 07/09/24		1,000,000	967,007
Poseidon Finance 1 0.542%, 02/01/25 (A)		2,000,000	1,950,000
Shanghai Port Group BVI Holding 0.427%, 08/09/21 (A)		1,600,000	1,598,111
Smart Insight International 4.500%, 12/05/23	HKD	4,000,000	592,142
Weibo 1.250%, 11/15/22		$1,800,000	1,703,158
			20,470,937

GERMANY — 0.6%
AURELIUS Equity Opportunities & KGaA
1.000%, 12/01/20	EUR	300,000	330,416
Consus Real Estate 4.000%, 11/29/22		200,000	232,728
			563,144

HONG KONG — 0.5%
Link 2019 CB 1.600%, 04/03/24	HKD	4,000,000	503,573

ISRAEL — 2.2%
Teva Pharmaceutical Finance 0.250%, 02/01/26		$2,000,000	1,951,196

JAPAN — 1.9%
LINE 0.000%, 09/19/25 (A)	JPY	100,000,000	948,258
Shizuoka Bank 0.000%, VAR ICE LIBOR USD 3 Month-0.500%, 01/25/23		$800,000	744,449
			1,692,707

CONVERTIBLE BONDS — continued

	Face Amount		Value
MALAYSIA — 3.2%
Cerah Capital 4.735%, 08/08/24 (A)	$	2,000,000	$1,860,003
Cindai Capital 2.547%, 02/08/23 (A)		1,000,000	1,051,674
			2,911,677

PANAMA — 1.0%
Copa Holdings 4.500%, 04/15/25 (B)		909,000	896,001

SINGAPORE — 1.4%
Keppel 1.900%, 04/10/24	SGD	1,500,000	1,062,573
OUE 1.500%, 04/13/23		250,000	176,542
			1,239,115

SOUTH KOREA — 0.6%
LG Chem 0.251%, 04/16/21 (A)	EUR	400,000	512,410

SPAIN — 0.1%
Ence Energia y Celulosa 1.250%, 03/05/23		100,000	103,071

TAIWAN — 3.4%
Sea 2.375%, 12/01/25 (B)	$	2,000,000	3,089,438

UNITED KINGDOM — 0.9%
GSK Finance No. 3 0.000%, 06/22/23 (A) (B)		735,000	778,181

UNITED STATES — 32.6%
American Eagle Outfitters 3.750%, 04/15/25 (B)		680,000	915,139
Apellis Pharmaceuticals 3.500%, 09/15/26 (B)		1,000,000	989,214
Arbor Realty Trust 4.750%, 11/01/22 (B)		1,500,000	1,397,842
Atlas Air Worldwide Holdings 2.250%, 06/01/22		1,500,000	1,530,000
Cardtronics 1.000%, 12/01/20		1,500,000	1,487,376
Cloudflare 0.750%, 05/15/25 (B)		970,000	1,294,344
CONMED 2.625%, 02/01/24		500,000	567,731
Cree 1.750%, 05/01/26 (B)		250,000	402,969
DexCom 0.250%, 11/15/25 (B)		570,000	614,531
Encore Capital Group 2.875%, 03/15/21		800,000	787,894
Evolent Health 2.000%, 12/01/21		700,000	660,447
FireEye 1.625%, 06/01/35		1,500,000	1,440,340
Fortive 0.875%, 02/15/22		1,750,000	1,741,200
Gossamer Bio 5.000%, 06/01/27		1,500,000	1,416,468

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
July 31, 2020 (Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value
HCI Group 4.250%, 03/01/37	$1,500,000	$1,471,916
Jazz Investments I 1.875%, 08/15/21	1,500,000	1,472,813
Livent 4.125%, 07/15/25 (B)	1,440,000	1,449,693
OSI Systems 1.250%, 09/01/22	1,970,000	1,905,975
PRA Group 3.000%, 08/01/20 (C)	1,750,000	1,750,000
SunPower 4.000%, 01/15/23	1,500,000	1,308,224
Tutor Perini 2.875%, 06/15/21	580,000	562,290
Western Asset Mortgage Capital 6.750%, 10/01/22	400,000	296,160
Workiva 1.125%, 08/15/26 (B)	1,000,000	980,809
Wright Medical Group 2.250%, 11/15/21	1,500,000	2,131,064
Zillow Group 2.750%, 05/15/25	515,000	675,491
		29,249,930

Total Convertible Bonds (Cost $61,289,640)		65,180,860

SHORT-TERM INVESTMENTS — 12.2%

	Shares		Value
Dreyfus Treasury Cash Management, 0.010% (D) (Cost $1,648,495)	1,648,495		$1,648,495
SEI Daily Income Trust, Government Fund, Cl F, 0.010% (D) (Cost $9,274,012)	9,274,012		9,274,012
Total Short-Term Investments (Cost $10,922,507)			10,922,507

Total Investments — 84.8% (Cost $72,212,147)			$76,103,367

PURCHASED OPTIONS* — 0.3%(E)

	Contracts		Value
Total Purchased Options (Cost $610,109)		35	$230,380

A list of the OTC option contracts held by the Fund at July 31, 2020, is as follows:

PURCHASED OPTIONS — 0.3%

	Contracts	Notional	Strike Price	Expiration Date	Value
Put Options
August 20 Puts on SPX*	10	$3,271,120	$2,650.00	08/22/20	$1,900
November 20 Puts on NDX*	4	3,493,229	9,900.00	11/21/20	149,280
October 20 Puts on SPXW*	15	4,906,680	2,775.00	10/17/20	61,200
September 20 Puts on NDX*	6	5,239,844	8,550.00	09/19/20	18,000

Total Put Options					230,380

Total Purchased Options					$230,380

A list of the open futures contracts held by the Fund at July 31, 2020, is as follows:

Type of Contract	Number of Contracts (Short)	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Euro	(10)	Sep-2020	$(1,416,976)	$(1,474,938)	$(57,962)
Japanese Yen	(8)	Sep-2020	(932,780)	(945,950)	(13,170)

			$(2,349,756)	$(2,420,888)	$(71,132)

A list of the open forward foreign currency contracts held by the Fund at July 31, 2020 is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
U.S. Bank	08/11/20	SGD	1,723,600	USD	1,238,121	$(16,342)
U.S. Bank	08/11/20	HKD	44,798,600	USD	5,775,856	(4,426)

						$(20,768)

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
July 31, 2020 (Unaudited)

A list of the open OTC swap agreements as of July 31, 2020 is as follows:

Total Return Swaps
									Upfront	Net Unrealized
				Payment	Termination		Notional		Payments/	Appreciation
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Frequency	Date	Currency	Amount	Value	Receipts	(Depreciation)

BNP Paribas	Livent Corp.	TOTAL RETURN	BNP PARIBAS -LTHM
	Effective Rate -0.26%	STOCK	US - 53814L108	Annually	06/25/2022	USD	547,985	$30,655	$–	$30,655

Deutsche Bank	Akam, 0.125%	FIX NOMINAL	EUTSCHE BANK-
	Effective Rate 1.28%		AKAM 0 1/8 5/1/25
			- 00971TAJ0	Annually	05/01/2025	USD	1,301,564	(4,454)	–	(4,454)

Deutsche Bank	Akamai Tech Inc.	TOTAL RETURN	DEUTSCHE BANK -
	Effective Rate -0.26%	STOCK	AKAMAI TECH INC
			- 00971T101	Annually	01/15/2021	USD	868,406	2,530	–	2,530

Deutsche Bank	American Eagle Outfitters	TOTAL RETURN	DEUTSCHE BANK
	Effective Rate -0.26%	STOCK	-AEO US-02553E106	Annually	04/27/2022	USD	788,655	78,075	–	78,075

Deutsche Bank	Apellis Pharmaceuticals Inc.	TOTAL RETURN	DEUTSCHE
	Effective Rate -0.26%	STOCK	BANK -APLS US
			- 03753U106	Annually	05/15/2022	USD	591,075	131,468	–	131,468

Deutsche Bank	Atlas Air Worldwide	TOTAL RETURN	DEUTSCHE
	Effective Rate 1.46%	STOCK	BANK - AAWWUS
			- 049164205	Annually	08/29/2022	USD	147,248	(8,993)	–	(8,993)

Deutsche Bank	Bilibili Inc.	TOTAL RETURN	DEUTSCHE BANK
	Effective Rate -0.26%	STOCK	- BILIBILI INC
			- 090040106	Annually	01/15/2022	USD	1,491,090	(12,571)	–	(12,571)

Deutsche Bank	Bridge Bio	TOTAL RETURN	DEUTSCHE BANK
	Effective Rate -0.26%	STOCK	- BRIDGEBIO
			-10806X102	Annually	03/05/2022	USD	873,921	68,325	–	68,325

Deutsche Bank	Bridge Bio	FIX NOMINAL	DEUTSCHE BANK -
	Effective Rate1.28%		BBIO -10806XAA0	Annually	03/15/2027	USD	1,655,000	(30,118)	–	(30,118)

Deutsche Bank	Cloudflare Inc.	TOTAL RETURN	DEUTSCHE BANK -
	Effective Rate -0.26%	STOCK	NET US - 18915M107	Annually	05/15/2022	USD	711,520	(100,134)	–	(100,134)

Deutsche Bank	Conmed Corp	TOTAL RETURN	DEUTSCHE
	Effective Rate -0.26%	STOCK	BANK - CONMED
			CORP- 207410101	Annually	04/13/2022	USD	318,276	(7,790)	–	(7,790)

Deutsche Bank	Cowen	TOTAL RETURN	DEUTSCHE BANK -
	Effective Rate -0.26%	STOCK	COWEN 223622606	Annually	01/15/2022	USD	309,629	16,349	–	16,349

Deutsche Bank	Cowen, 3%	FIX NOMINAL	DEUTSCHE BANK
	Effective Rate 1.28%		- COWEN INC
			223622AE1	Annually	12/15/2022	USD	553,238	(16,609)	–	(16,609)

Deutsche Bank	CPA US	TOTAL RETURN	DEUTSCHE BANK
	Effective Rate -0.26%	STOCK	-CPA US- P31076105	Annually	04/30/2022	USD	657,153	105,935	–	105,935

Deutsche Bank	Cree	TOTAL RETURN	DEUTSCHE BANK
	Effective Rate -0.26%	STOCK	-CREE US-225447101	Annually	04/23/2022	USD	294,710	(11,885)	–	(11,885)

Deutsche Bank	CSG Systems International Inc.	TOTAL RETURN	DEUTSCHE BANK
	Effective Rate -0.26%	STOCK	- CSG SYS INT INC
			- 126349109	Annually	01/15/2021	USD	153,118	(672)	–	(672)

Deutsche Bank	Datadog Inc.	FIX NOMINAL	DEUTSCHE BANK
	Effective Rate 1.28%		- DDOG- 23804LAA1	Annually	06/15/2025	USD	1,884,029	65,783	–	65,783

Deutsche Bank	Datadog Inc.	TOTAL RETURN	DEUTSCHE
	Effective Rate -0.26%	STOCK	BANK - DDOG US
			- 23804L103	Annually	06/02/2022	USD	1,072,665	(63,150)	–	(63,150)

Deutsche Bank	Dexcom Inc.	TOTAL RETURN	DEUTSCHE
	Effective Rate -0.26%	STOCK	BANK -DXCM
			US- 252131107	Annually	05/14/2022	USD	229,867	(9,703)	–	(9,703)

Deutsche Bank	Enphase Energy	TOTAL RETURN	DEUTSCHE BANK -
	Effective Rate -0.26%	STOCK	ENPH -29355AAE7	Annually	03/01/2025	USD	1,500,000	63,186	–	63,186

Deutsche Bank	Enphase Energy	TOTAL RETURN	DEUTSCHE BANK -
	Effective Rate -0.26%	STOCK	ENPHASE ENERGY
			-29355A107	Annually	03/05/2022	USD	645,962	(22,590)	–	(22,590)

Deutsche Bank	Exact Sciences	TOTAL RETURN	DEUTSCHE BANK
	Effective Rate -0.26%	STOCK	- EXACT SCI CORP
			-30063P105	Annually	01/15/2022	USD	577,436	6,509	–	6,509

Deutsche Bank	Exact Sciences Corp., 1.25%	FIX NOMINAL	DEUTSCHE BANK -
	Effective Rate 1.28%		EXAS -30063PAA3	Annually	01/15/2025	USD	846,558	1,656	–	1,656

Deutsche Bank	Fireeye Inc.	TOTAL RETURN	DEUTSCHE BANK
	Effective Rate -0.26%	STOCK	- FIREEYE INC
			- 31816Q101	Annually	01/15/2021	USD	271,999	(35,163)	–	(35,163)

Deutsche Bank	Fireeye Inc.	FIX NOMINAL	DEUTSCHE BANK
	Effective Rate 1.28%		- FEYE 0 7/8 2024
			- 31816QAF8	Annually	06/01/2024	USD	790,000	56,496	–	56,496

Deutsche Bank	Fortive	TOTAL RETURN	DEUTSCHE BANK
	Effective Rate 0.75%	STOCK	- FORTIVE CORP
			- 34959J108	Annually	01/15/2021	USD	178,328	3,239	–	3,239

Deutsche Bank	Gossamer Bio Inc.	TOTAL RETURN	DEUTSCHE
	Effective Rate -0.26%	STOCK	BANK -GOSS
			US- 38341P102	Annually	05/21/2022	USD	875,408	94,559	–	94,559

Deutsche Bank	HCI Group	TOTAL RETURN	DEUTSCHE
	Effective Rate -0.26%	STOCK	BANK - HCI
			GROUP- 40416E103	Annually	04/13/2022	USD	148,688	3,657	–	3,657

Deutsche Bank	Huazhu Group Ltd.	TOTAL RETURN	DEUTSCHE BANK -
	Effective Rate -0.26%	STOCK	HTHT US 44332N106	Annually	06/05/2022	USD	1,160,196	37,488	–	37,488

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
July 31, 2020 (Unaudited)

Total Return Swaps (continued)
									Upfront	Net Unrealized
				Payment	Termination		Notional		Payments/	Appreciation
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Frequency	Date	Currency	Amount	Value	Receipts	(Depreciation)

Deutsche Bank	Insmed	TOTAL RETURN	DEUTSCHE BANK -
	Effective Rate -0.26%	STOCK	INSMED INC
			- 457669307	Annually	01/15/2021	USD	146,590	$6,833	$–	$6,833

Deutsche Bank	Insmed Inc., 1.75%	FIX NOMINAL	DEUTSCHE
	Effective Rate 1.28%		BANK INSM 1 3/4
			01/15/25-457669AA7	Annually	01/15/2025	USD	385,000	(2,101)	–	(2,101)

Deutsche Bank	Integra Lifesciences Holding	FIX NOMINAL	DEUTSCHE
	Effective Rate 1.28%		BANK IART 0 1/2
			08/15/25-457669AA7	Annually	02/20/2022	USD	2,000,000	1,448	–	1,448

Deutsche Bank	Integra Lifesciences Holding	TOTAL RETURN	DEUTSCHE BANK -
	Effective Rate -0.26%	STOCK	IAR -457985208	Annually	02/20/2022	USD	875,850	39,636	–	39,636

Deutsche Bank	Jazz Pharmaceuticals Inc.	TOTAL RETURN	DEUTSCHE BANK -
	Effective Rate -0.26%	STOCK	JAZZ INVESTMENTS
			G50871105	Annually	01/15/2022	USD	101,798	1,115	–	1,115

Deutsche Bank	Jazz, 1.5%	FIX NOMINAL	DEUTSCHE BANK -
	Effective Rate 1.28%		JAZZ INVESTMENTS
			472145AD3	Annually	08/15/2024	USD	900,000	13,782	–	13,782

Deutsche Bank	Joyy Inc.	TOTAL RETURN	DEUTSCHE
	Effective Rate -0.26%	STOCK	BANK - JOYY INC
			- 46591M109	Annually	01/15/2022	USD	1,100,520	22,839	–	22,839

Deutsche Bank	LITE	TOTAL RETURN	DEUTSCHE
	Effective Rate -0.26%	BOND	BANK -LITE 0 1/2
			12/15/26-55024UAC3	Annually	12/15/2026	USD	760,490	57,117	–	57,117

Deutsche Bank	Lumentum Holdings Inc.	TOTAL RETURN	DEUTSCHE
	Effective Rate -0.26%	STOCK	BANK-LUMENTUM
			HOLDINGS
			INC-55024U109	Annually	01/15/2021	USD	433,535	(53,856)	–	(53,856)

Deutsche Bank	Lyft Inc.	TOTAL RETURN	DEUTSCHE BANK
	Effective Rate -0.26%	STOCK	-LYFT US 55087P104	Annually	05/15/2022	USD	912,627	45,865	–	45,865

Deutsche Bank	Lyft Inc.	FIX NOMINAL	DEUTSCHE BANK
	Effective Rate1.28%		- LYFT- 55087PAA2	Annually	05/15/2025	USD	1,632,875	(24,664)	–	(24,664)

Deutsche Bank	Nuance	TOTAL RETURN	DEUTSCHE BANK
	Effective Rate -0.26%	BOND	- NUANCE 1 1/2
			11/01/35 - 67020	Annually	11/01/2035	USD	909,193	62,737	–	62,737

Deutsche Bank	Nuance Communications	TOTAL RETURN	DEUTSCHE
	Effective Rate -0.26%	STOCK	BANK - NUANCE
			COMMUNICATIONS
			67020Y1	Annually	02/15/2022	USD	684,106	(51,679)	–	(51,679)

Deutsche Bank	Okta Inc.	TOTAL RETURN	DEUTSCHE BANK -
	Effective Rate -0.26%	STOCK	OKTAS - 679295105	Annually	01/15/2022	USD	1,256,083	(102,921)	–	(102,921)

Deutsche Bank	Okta Inc., 0.125%	FIX NOMINAL	DEUTSCHE BANK -
	Effective Rate 1.28%		OKTAB - 679295AC9	Annually	09/01/2025	USD	1,904,268	121,510	–	121,510
Deutsche Bank	Plug	FIX NOMINAL	DEUTSCHE BANK
	Effective Rate1.28%		- PLUG- 72919PAC7	Annually	06/01/2025	USD	2,809,884	(355,705)	–	(355,705)

Deutsche Bank	Plug Power	TOTAL RETURN	DEUTSCHE
	Effective Rate -0.26%	STOCK	BANK -PLUG US
			- 72919P202	Annually	05/18/2022	USD	2,443,512	359,252	–	359,252

Deutsche Bank	Sea Ltd.	TOTAL RETURN	DEUTSCHE BANK
	Effective Rate -0.26%	STOCK	- SEA LIMITED
			81141R100	Annually	01/15/2022	USD	2,074,902	(161,567)	–	(161,567)

Deutsche Bank	Slack Technologies	TOTAL RETURN	DEUTSCHE
	Effective Rate -0.26%	STOCK	BANK - SLACK
			TECHNOLOGIES
			-83088V102	Annually	04/09/2022	USD	550,858	44,020	–	44,020

Deutsche Bank	Sony Corporation	FIX NOMINAL	DEUTSCHE BANK
	Effective Rate 1.28%		- SNE 0 09/30/22
			- BYMXD16	Annually	09/30/2022	USD	244,534,500	(23,454)	–	(23,454)

Deutsche Bank	Sony Corporation	TOTAL RETURN	DEUTSCHE BANK
	Effective Rate -049%	STOCK	- SONY CORP
			- 6821506	Annually	01/15/2021	USD	243,780,000	13,731	–	13,731

Deutsche Bank	Systems International Inc.	TOTAL RETURN	DEUTSCHE BANK-
	Effective Rate 1.28%	BOND	CSGS 4.25% 3/15/36
			- 126349AF6	Annually	03/15/2036	USD	770,985	(7,458)	–	(7,458)
Deutsche Bank	Theravance Biopharma	TOTAL RETURN	EUTSCHE
	Effective Rate -0.26%	STOCK	BANK US -TBPH
			US-G8807B106	Annually	06/22/2022	USD	222,402	26,238	–	26,238

Deutsche Bank	Vishay Intertechnology Inc.	TOTAL RETURN	DEUTSCHE BANK
	Effective Rate -0.26%	STOCK	- VSHS- 928298108	Annually	01/15/2022	USD	260,432	3,090	–	3,090

Deutsche Bank	Vishay Intertechnology Inc., 2.25%	FIX NOMINAL	DEUTSCHE BANK -
	Effective Rate 1.28%		VSHB - 928298AP3	Annually	06/15/2025	USD	1,200,000	5,294	–	5,294

Deutsche Bank	Wday, 0.25%	FIX NOMINAL	DEUTSCHE BANK -
	Effective Rate 1.28%		WDAY0.25 10/01/22
			- 98138HAF8	Annually	10/01/2022	USD	1,350,246	(5,452)	–	(5,452)

Deutsche Bank	Work	TOTAL RETURN	EUTSCHE BANK-
	Effective Rate -0.26%	STOCK	WORK- -04/15/2025-
			83088VAA0	Annually	04/15/2025	USD	940,985	(34,002)	–	(34,002)

Deutsche Bank	Workday Inc.	TOTAL RETURN	DEUTSCHE BANK
	Effective Rate -0.26%	STOCK	- WORKDAY INC
			- 98138H101	Annually	01/15/2021	USD	954,628	11,939	–	11,939

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
July 31, 2020 (Unaudited)

Total Return Swaps (continued)
									Upfront	Net Unrealized
				Payment	Termination		Notional		Payments/	Appreciation
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Frequency	Date	Currency	Amount	Value	Receipts	(Depreciation)

Deutsche Bank	Workiva Inc.	TOTAL RETURN	DEUTSCHE BANK -
	Effective Rate -0.26%	STOCK	WKUS—98139A105	Annually	01/15/2022	USD	429,440	$(17,803)	$–	$(17,803)

Deutsche Bank	Zillow Group	TOTAL RETURN	DEUTSCHE BANK -Z
	Effective Rate -0.26%	STOCK	US—98954M200	Annually	05/15/2022	USD	341,167	(51,768)	–	(51,768)

								$386,094	$–	$386,094

Percentages are based upon Net Assets of $89,713,195.

*	Non-income producing security.
(A)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2020 was $17,142,385 and represents 19.1% of Net Assets.

(C)	All or a portion of the shares have been committed as collateral for open short positions.
(D)	The rate reported is the 7-day effective yield as of July 31, 2020.
(E)	Refer to table below for details on Options Contracts.

Cl — Class

EUR — Euro

HKD — Hong Kong Dollar

ICE — Intercontinental Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

OTC — Over the counter

SGD — Singapore Dollar

SPX — S&P 500 Index

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2020 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$65,180,860	$—	$65,180,860
Short-Term
Investments	10,922,507	—	—	10,922,507

Total Investments in Securities	$10,922,507	$65,180,860	$—	$76,103,367

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$230,380	$—	$—	$230,380
Futures Contracts * Unrealized Depreciation	(71,132)	—	—	(71,132)
Forwards Contracts * Unrealized Depreciation	—	(20,768)	—	(20,768)
OTC Swap Contracts
Total Return Swaps *
Unrealized Appreciation	—	1,602,356	—	1,602,356
Unrealized Depreciation	—	(1,216,262)	—	(1,216,262)

Total Other Financial Instruments	$159,248	$365,326	$—	$524,574

* Future contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) of the instrument.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-019-1100

5